Inventory (table)	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2016	2015	2014
	(In thousands)

Finished products	$467,337	$414,154	$418,368
In process	25,855	22,651	16,056
Raw materials and supplies	213,790	199,674	170,210
	706,982	636,479	604,634
Less excess of FIFO cost over LIFO cost	139,275	164,067	153,384
Total inventories	$567,707	$472,412	$451,250